UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06590

Invesco Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/18

Item 1. Schedule of Investments.

Invesco Value Municipal Income Trust

Quarterly Schedule of Portfolio Holdings

November 30, 2018

invesco.com/us	MS-CE-VMINC-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-163.79%(a)

Alabama-3.64%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016B, Ref. RB	5.00%	11/15/2046	$4,500	$4,907,250

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2039	1,095	1,209,669
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2044	1,095	1,206,635

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	3,600	3,745,872

Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	700	750,001
Series 2016, RB	5.75%	06/01/2045	515	549,819

Birmingham (City of) Water Works Board; Series 2011, Water RB (c)(d)(e)	5.00%	01/01/2021	8,575	9,102,363

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC)(b)	5.00%	08/01/2037	2,000	2,072,380

Lower Alabama Gas District (The); Series 2016A, Gas Project RB (e)	5.00%	09/01/2046	2,400	2,747,184
				26,291,173

Alaska-0.57%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (e)	5.50%	10/01/2041	3,825	4,098,335

Arizona-4.35%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM)(b)	5.00%	03/01/2041	2,065	2,152,432

Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	4,450	4,675,348

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	2,045,418

Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (f)	5.00%	07/01/2037	680	663,898

Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	1,000	1,036,420
Series 2010, RB	5.12%	05/15/2040	1,000	1,036,740

Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,227,845
Series 2017, Ref. RB	5.00%	11/15/2045	880	841,113

La Paz (County of) Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, Education Facility Lease RB	5.00%	02/15/2048	700	729,288

Mesa (City of); Series 2013, Excise Tax RB (e)	5.00%	07/01/2032	7,600	8,229,584

Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	435	472,105

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,665	2,819,197

Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	959,390

Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (f)	5.25%	07/01/2048	1,175	1,083,279

Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2032	1,050	1,163,925
Series 2014 A, Hospital RB	5.25%	08/01/2032	2,000	2,245,120
				31,381,102

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-21.00%

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(g)	0.00%	08/01/2035	$3,010	$1,623,654
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(g)	0.00%	08/01/2036	2,675	1,368,931
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (e)	5.00%	04/01/2056	2,325	2,566,498
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2026	2,720	2,221,669
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	5,270	3,499,754
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006C, Tobacco Settlement Sub. CAB RB (g)	0.00%	06/01/2055	10,335	444,612
California (State of); Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	2,410	2,509,171
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,135	4,511,616
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,800	1,960,830
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (e)	5.00%	11/15/2036	4,750	4,893,213
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, Sr. Lien RB (h)	5.00%	12/31/2037	2,000	2,175,460
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,190	1,255,605
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,400	1,462,776
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	3,075	3,177,428
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/2040	3,000	3,119,430
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	755	790,840
Series 2016A, RB (f)	5.00%	12/01/2041	1,275	1,310,738
Series 2016A, RB (f)	5.25%	12/01/2056	995	1,032,512
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges RB (c)(d)(e)	5.00%	07/01/2028	6,800	8,233,916
Series 2003 A, First Lien Bay Area Toll Bridges RB (c)(d)(e)	5.00%	07/01/2028	3,300	3,995,871
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (c)(d)	5.00%	01/01/2028	4,500	5,494,680
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(g)	0.00%	08/01/2029	1,360	963,506
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2043	2,120	744,353
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2044	1,090	364,049
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2045	6,270	1,996,055
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2048	4,610	1,275,357
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)(d)(e)	5.00%	06/01/2020	4,440	4,657,604
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	4,155	2,691,443
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	3,165	1,957,236
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,200	3,510,784
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	2,615	2,515,185
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	6,400	6,144,064
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,080,100
Los Angeles (City of) Department of Water & Power; Series 2012 A, Waterworks RB (e)	5.00%	07/01/2043	6,240	6,756,922
Series 2012 B, Waterworks RB (e)	5.00%	07/01/2043	9,805	10,617,246
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(g)	0.00%	08/01/2034	1,665	922,060
Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(g)	0.00%	08/01/2035	300	158,421

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)

Moreland School District (Crossover Series 14); Series 2006C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC)(b)(g)	0.00%	08/01/2029	$3,350	$2,333,878
M-S-R Energy Authority; Series 2009 B, Gas RB	6.12%	11/01/2029	1,000	1,232,010
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (i)	6.25%	08/01/2043	1,985	1,624,981
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	2,400	1,796,736
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	08/01/2034	3,825	2,124,749
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	08/01/2035	4,120	2,182,776
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	08/01/2036	300	151,149
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	08/01/2037	1,785	858,781
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	7,840	5,886,115
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	8,475	5,530,954
Regents of the University of California; Series 2013 AI, General RB (e)	5.00%	05/15/2033	6,000	6,640,680
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,180	2,377,443
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	09/01/2030	1,600	1,102,128
San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (c)(d)	5.00%	08/01/2020	1,525	1,607,686
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	595	636,501
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (g)	0.00%	06/01/2041	3,445	866,831
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/2031	2,450	2,688,924
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	11,350	6,443,281
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	08/01/2022	525	485,142
				151,574,334

Colorado-4.23%

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, Hospital RB	5.00%	11/15/2048	1,155	1,280,583
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (e)	5.50%	01/01/2035	8,100	9,068,031
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2047	580	612,428
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,000	3,095,580
Denver (City & County of); Series 2018 A, Ref. Sub. Airport System RB (e)(h)	5.25%	12/01/2048	5,740	6,431,326
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	700	690,522
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (f)	5.00%	12/15/2041	950	952,479
University of Colorado; Series 2013 A, Enterprise RB (c)(d)(e)	5.00%	06/01/2043	7,500	8,407,125
				30,538,074

District of Columbia-4.99%

District of Columbia; Series 2006B-1, Ballpark RB (INS-NATL)(b)	5.00%	02/01/2031	6,860	6,871,388
Series 2009 A, Sec. Income Tax RB (e)	5.25%	12/01/2027	5,100	5,261,925
Series 2014 C, Unlimited Tax GO Bonds (e)	5.00%	06/01/2034	3,030	3,358,997
Series 2014 C, Unlimited Tax GO Bonds (e)	5.00%	06/01/2035	6,060	6,701,754
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,000	962,770
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB (e)	5.00%	10/01/2044	6,000	6,552,000

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia-(continued)

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	$6,155	$6,344,512
				36,053,346

Florida-10.31%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,092,910
Broward (County of); Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	2,070	2,233,468
Cape Coral (City of); Series 2011 A, Ref. Water & Sewer RB (c)(d)	5.00%	10/01/2021	1,500	1,619,955
Series 2011, Ref. Water & Sewer RB (c)(d)	5.00%	10/01/2021	4,130	4,466,182
Capital Trust Agency Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, Sr. Living RB	5.00%	07/01/2048	430	448,142
Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB (f)	5.00%	07/01/2046	1,250	1,231,550
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	4,890	5,225,063
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	2,250	2,181,690
County of Broward FL Airport System Revenue; Series 2017, Airport System RB (e)(h)	5.00%	10/01/2047	3,615	3,940,314
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,393,375
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,980	3,132,338
Hillsborough (County of) Aviation Authority (Tampa International Airport); Series 2018 E, RB (h)	5.00%	10/01/2048	2,055	2,264,836
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.12%	11/15/2032	4,000	4,205,320
Series 2012, RB	5.50%	11/15/2032	1,100	1,185,943
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	855,022
Miami-Dade (County of); Series 2010, Water & Sewer System RB (c)(d)	5.00%	10/01/2020	4,500	4,747,275
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	2,000	2,157,260
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,000	1,083,540
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,575	1,701,220
Series 2016A, Ref. Aviation RB	5.00%	10/01/2041	1,195	1,315,874
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB (e)	5.00%	04/01/2053	3,820	4,161,508
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM)(b)	5.00%	07/01/2035	3,415	3,556,962
Miami-Dade (County of) Industrial Development Authority (Waste Management, Inc.); Series 2018 B, Solid Waste Disposal Floating Rate RB (SIFMA Municipal Swap Index + 0.80%)(j)	2.49%	11/01/2021	580	580,133
Orange (County of); Series 2012 B, Ref. Sales Tax RB (e)	5.00%	01/01/2031	7,500	8,077,650
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB (h)	5.00%	10/01/2047	975	1,061,980
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,097,883
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (c)(d)	5.50%	10/01/2019	695	715,829
Series 2009, Improvement RB (c)(d)	5.50%	10/01/2019	2,355	2,425,579
Series 2016, RB (e)	5.00%	10/01/2031	2,790	2,995,790
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	901,379
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	1,335	1,400,602
				74,456,572

Georgia-1.34%

Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM)(b)	5.00%	01/01/2035	5,390	5,546,256
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	510	548,107

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)

Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	5.25%	10/01/2027	$2,170	$2,304,237
Series 2012 A, RB	5.00%	10/01/2032	1,220	1,264,103
				9,662,703

Hawaii-2.50%

Hawaii (State of); Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	1,575	1,726,767
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,294,150
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (h)	5.00%	08/01/2028	1,775	1,919,680
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds (c)(d)(e)(f)	5.00%	11/01/2029	10,000	11,086,500
				18,027,097

Idaho-0.97%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (c)(d)	5.00%	07/01/2020	5,000	5,233,750
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.00%	11/15/2032	730	741,030
Series 2017 A, Ref. RB	5.25%	11/15/2037	1,020	1,038,921
				7,013,701

Illinois-17.04%

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	630	661,771
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	395	413,213
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	01/01/2037	5,475	5,512,394
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	315	329,188
Series 2008, Ref. Second Lien Waterworks RB (INS-AGM)(b)	5.00%	11/01/2027	280	280,678
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM)(b)	5.00%	01/01/2030	1,000	1,067,250
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	765	813,968
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,145	3,327,567
Series 2017 A, Second Lien Wastewater Transmission RB	5.00%	01/01/2047	2,500	2,620,925
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (h)	5.50%	01/01/2031	2,280	2,495,847
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,550	1,695,855
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,100	1,174,613
Chicago (City of) (O’Hare International Airport); Series 2017 D, Sr. Lien General Airport RB (e)(h)	5.00%	01/01/2052	5,000	5,307,550
Chicago (City of) (O’Hare International Airport); Series 2015 C, RB (h)	5.00%	01/01/2046	790	835,583
Series 2015 D, RB	5.00%	01/01/2046	555	596,331
Series 2016C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,595	1,735,456
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,265	1,400,241
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	1,910	1,878,886
Series 2018 A, Ref. Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2029	1,000	1,107,760
Series 2018 A, Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2031	625	685,781
Series C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	995	1,030,402
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,650	1,781,010
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (e)(k)	5.25%	12/01/2036	2,490	2,626,402
Series 2011, Sales Tax Receipts RB (e)(k)	5.25%	12/01/2036	5,000	5,273,900
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,270	3,557,466

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (e)	5.00%	12/15/2032	$2,460	$2,574,292
Series 2012 B, Ref. Limited Tax GO Bonds (e)	5.00%	12/15/2037	2,460	2,552,767
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,135	1,159,255
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2021	1,035	1,073,502
Series 2013, Unlimited Tax GO Bonds (INS-AGM)(b)	5.25%	07/01/2029	1,880	2,030,306
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,100	1,142,152
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,000	1,021,320
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,000	1,018,920
Series 2016, Unlimited Tax GO Bonds	5.00%	01/01/2041	1,750	1,775,970
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2024	1,955	2,068,488
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	830	862,494
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2022	580	606,842
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,250	1,361,475
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.50%	05/15/2027	2,000	2,079,340
Series 2012, Ref. RB	5.50%	05/15/2030	1,045	1,076,319
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB (c)(d)	5.38%	08/15/2019	2,100	2,150,400
Series 2009 B, RB (c)(d)	5.75%	08/15/2019	2,000	2,053,160
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,365,700
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	1,430	1,484,998
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,105,618
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (c)(d)	5.75%	02/15/2020	2,000	2,087,500
Series 2010 A, Ref. RB (c)(d)	6.00%	02/15/2020	1,165	1,219,394
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (e)	5.25%	10/01/2052	3,720	4,061,459
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(g)	0.00%	12/15/2029	2,500	1,582,300
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick PL); Series 2002 A, Dedicated State Tax CAB RB (INS-NATL)(b)(g)	0.00%	12/15/2029	3,520	2,163,885
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2031	1,060	1,156,545
Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2032	965	1,050,354
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (e)	5.00%	01/01/2038	12,300	13,215,612
Railsplitter Tobacco Settlement Authority; Series 2010, RB (c)(d)	5.50%	06/01/2021	4,090	4,421,699
Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM)(b)	5.75%	06/01/2021	4,000	4,336,320
Series 2018 B, RB	5.00%	06/01/2040	2,285	2,535,733
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (e)	5.00%	01/01/2048	4,150	4,433,777
				123,037,933

Indiana-2.67%

Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	527,545
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	510	532,415
Series 2013, Private Activity RB (h)	5.00%	07/01/2040	3,365	3,531,567
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,325	3,193,164
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (e)	5.00%	02/01/2030	9,000	9,801,540
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	6.75%	01/01/2034	1,500	1,712,850
				19,299,081

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa-3.12%

Iowa (State of); Series 2001, Vision Special Fund RB (INS-NATL)(b)	5.50%	02/15/2019	$3,600	$3,625,956
Series 2001, Vision Special Fund RB (INS-NATL)(b)	5.50%	02/15/2020	2,500	2,605,350
Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(d)(e)(k)	5.00%	06/01/2019	5,140	5,219,876
Series 2009 A, Special Obligation RB (c)(d)(e)(k)	5.00%	06/01/2019	3,850	3,909,829
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,025	1,083,732
Series 2013, Ref. Midwestern Disaster Area RB (d)	5.25%	12/01/2037	1,190	1,263,899
Iowa (State of) Finance Authority (Lifespace Communities Inc.); Series 2018 A, RB	5.00%	05/15/2043	830	854,170
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,695	1,690,559
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,055	1,049,873
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	12,020	1,219,068
				22,522,312

Kansas-0.99%

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB (c)(d)	5.50%	11/15/2019	35	36,116
Series 2009, Hospital RB	5.50%	11/15/2029	1,475	1,520,150
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,589,865
Series 2018 I, Ref. Health Care Facilities RB	5.00%	05/15/2047	1,000	1,008,210
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (c)(d)	5.25%	03/01/2019	3,000	3,025,380
				7,179,721

Kentucky-3.03%

Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(d)(j)	3.06%	02/01/2025	700	709,569
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,245	1,301,212
Series 2015 A, Sr. RB	5.00%	01/01/2045	2,570	2,650,158
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	955	989,800
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (c)(d)	6.00%	06/01/2020	2,500	2,645,850
Series 2010 B, Ref. Hospital RB (c)(d)	6.38%	06/01/2020	1,585	1,686,171
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (c)(d)	5.25%	02/01/2019	3,545	3,564,143
Series 2009, Ref. RB (INS-AGC)(b)	5.25%	02/01/2028	455	457,371
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,071,610
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB (c)(d)	5.00%	07/01/2022	3,140	3,451,990
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,325,350
				21,853,224

Louisiana-2.12%

East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB (l)	1.75%	08/01/2035	2,500	2,500,000
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (c)(d)	5.50%	10/01/2020	4,500	4,783,230

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana-(continued)

New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	$650	$694,766
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM)(b)	5.00%	12/01/2030	1,000	1,052,080
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,930,475
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	745	771,388
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	745	783,531
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,410	1,501,241
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,190	1,258,639
				15,275,350

Maryland-1.34%

Howard (County of) (Downtown Columbia); Series 2017 A, Special Obligation Tax Allocation RB (f)	4.50%	02/15/2047	1,500	1,476,345
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2015, Ref. RB	5.00%	07/01/2040	4,250	4,630,375
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	720	776,966
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,465	1,571,505
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	724,445
Series 2017, Ref. RB	5.00%	04/01/2032	505	520,216
				9,699,852

Massachusetts-0.80%

Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016A, RB	5.00%	01/01/2047	3,125	3,303,375
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM)(b)	5.25%	08/01/2031	2,000	2,504,580
				5,807,955

Michigan-3.05%

Detroit (City of) Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. Tax Increment RB (INS-AGM)	5.00%	07/01/2036	1,000	1,054,930
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	1,390	1,411,906
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (e)	5.00%	04/15/2041	2,715	2,997,170
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,745	1,876,573
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	842,355
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,095	1,163,142
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	550	597,559
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	550	603,878
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,190	1,290,995
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,005	2,173,360
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (e)	5.00%	12/01/2046	3,655	3,991,845
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, Limited Obligation RB (h)	5.00%	12/31/2032	750	825,390
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,285	3,223,406
				22,052,509

Minnesota-0.06%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	425	398,786

Mississippi-0.76%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 I, VRD Gulf Opportunity Zone IDR (l)	1.72%	12/01/2030	1,155	1,155,000

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi-(continued)

Mississippi Business Finance Corp. (Chevron USA Inc.); Series 2011 G, VRD Gulf Opportunity Zone IDR (l)	1.78%	11/20/2018	$4,300	$4,300,000
				5,455,000

Missouri-1.32%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	825	892,419
Series 2011 A, Ref. RB	5.50%	09/01/2025	1,445	1,563,085
Series 2011 A, Ref. RB	5.50%	09/01/2027	980	1,060,086
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	475	489,687
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	5.00%	09/01/2042	2,000	2,005,260
Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,429,450
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2018 A, Senior Living Facilities RB	5.00%	09/01/2038	2,070	2,073,002
				9,512,989

Montana-0.30%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (c)(d)	5.75%	01/01/2021	2,000	2,149,120

Nebraska-1.21%

Central Plains Energy Project (No. 3); Series 2012, Gas RB (m)	5.00%	09/01/2032	4,690	5,047,003
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,044,840
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,641,450
				8,733,293

Nevada-0.29%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS-AGM)(b)	5.25%	07/01/2039	2,000	2,062,820

New Jersey-5.26%

New Jersey (State of) Economic Development Authority; School Facilities Construction RB (INS-AMBAC)(b)	5.50%	09/01/2024	3,390	3,834,565
Series 2005 N-1, Ref. School Facilities Construction RB (INS-NATL)(e)(k)	5.50%	09/01/2022	3,720	4,072,805
Series 2017 DDD, RB	5.00%	06/15/2032	1,030	1,098,546
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (h)	5.00%	10/01/2037	945	1,002,362
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC- Montclair State University Student Housing); Series 2010 A, RB (c)(d)	5.88%	06/01/2020	1,975	2,089,609
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.38%	01/01/2043	2,000	2,138,380
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. Sr. Student Loan RB (h)	5.00%	12/01/2024	1,100	1,222,529
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC)(b)(g)	0.00%	12/15/2026	14,305	10,732,612
Series 2018 A, Ref. Federal Highway Reimbursement RN (e)(k)	5.00%	06/15/2029	1,575	1,743,163
Series 2018 A, Ref. Federal Highway Reimbursement RN (e)	5.00%	06/15/2030	535	589,163
Series 2018 A, Ref. Federal Highway Reimbursement RN	5.00%	06/15/2031	995	1,091,256
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,104,340
Series 2018 A, Ref. RB	5.00%	12/15/2034	1,000	1,068,740
Subseries 2016A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	960	1,068,413

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey-(continued)

Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2031	$1,290	$1,425,373
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,505	3,720,137
				38,001,993

New York-17.29%

Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (f)(h)	5.00%	01/01/2035	1,600	1,685,488
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,500	2,390,650
Long Island Power Authority; Series 2011 A, Electric System General RB (c)(d)	5.00%	05/01/2021	4,955	5,309,976
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,095,123
Metropolitan Transportation Authority; Series 2010 D, RB (c)	5.00%	11/15/2020	3,000	3,179,880
Series 2012 A, Ref. Dedicated Tax Fund RB (e)	5.00%	11/15/2027	10,000	10,965,600
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. Consolidated RB (e)(h)	5.00%	09/15/2028	3,255	3,796,014
New York (City of); Series 2014 I-2, VRD Unlimited Tax GO Bonds	1.74%	03/01/2040	1,500	1,500,000
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (h)	5.75%	10/01/2036	2,730	2,755,744
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (e)	5.00%	06/15/2045	1,050	1,135,218
Series 2012 FF, Water & Sewer System RB (e)	5.00%	06/15/2045	1,395	1,508,218
Series 2012 FF, Water & Sewer System RB (e)	5.00%	06/15/2045	8,100	8,757,396
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	1,465	1,592,045
Subseries 2012 E-1, Future Tax Sec. RB (e)	5.00%	02/01/2037	6,845	7,296,907
Subseries 2013, Sub. Future Tax Sec. RB (e)	5.00%	11/01/2038	4,500	4,931,505
New York (Counties of) Tobacco Trust V; Series 2005 S-2, Sub. Pass Through CAB RB (g)	0.00%	06/01/2050	10,140	1,226,940
New York (Counties of) Tobacco Trust VI; Subseries 2016A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	3,135	3,440,663
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (e)	5.00%	03/15/2040	4,840	5,324,145
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2028	2,900	3,545,975
Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2029	2,455	3,024,216
New York (State of) Dormitory Authority (General Purpose); Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,000	1,091,480
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC)(b)	5.50%	07/01/2031	1,040	1,247,282
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC - Landesbank Hessen-thrgn)(n)	1.75%	11/01/2046	600	600,000
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (e)	5.00%	04/01/2029	4,545	4,841,379
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)(d)	5.00%	03/15/2019	1,725	1,740,905
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (e)	5.00%	12/15/2031	10,000	11,144,800
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,685	5,810,923
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (e)	5.00%	09/15/2040	4,900	5,275,340
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2031	1,580	1,631,476
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (h)	5.00%	01/01/2031	3,310	3,660,562
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016A, Special Facilities RB (h)	5.00%	07/01/2046	1,660	1,742,170
Series 2016A, Special Facilities RB (h)	5.25%	01/01/2050	3,055	3,237,781
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,500	1,537,650

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York-(continued)

TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	$4,990	$4,760,759
				124,784,210

North Carolina-3.53%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB (e)	5.00%	07/01/2042	1,915	2,148,209
Series 2017 A, Airport RB (e)	5.00%	07/01/2047	4,000	4,469,880
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (e)	5.00%	10/01/2055	6,840	7,593,631
Series 2015 B, Ref. RB (e)	5.00%	10/01/2055	2,210	2,453,498
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	1,135	1,187,301
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (e)	5.00%	06/01/2042	4,890	5,263,352
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/2036	2,250	2,398,567
				25,514,438

North Dakota-0.58%

Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2043	2,140	2,220,528
Series 2017 C, Health Care Facilities RB	5.00%	06/01/2048	1,900	1,962,206
				4,182,734

Ohio-5.96%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	790	853,105
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	3,300	3,507,966
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,337,022
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	540,715
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	460	430,542
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,115	6,751,139
Chillicothe (City of) (Adena Health System Obligated Group); Series 2017, Ref. & Improvement Hospital Facilities RB	5.00%	12/01/2037	3,000	3,245,970
Cleveland (City of); Series 2008 B-2, Public Power System CAB RB (INS-NATL)(b)(g)	0.00%	11/15/2026	3,545	2,730,926
Series 2008 B-2, Public Power System CAB RB (INS-NATL)(b)(g)	0.00%	11/15/2028	3,845	2,701,497
Series 2008 B-2, Public Power System CAB RB (INS-NATL)(b)(g)	0.00%	11/15/2038	2,800	1,204,112
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB	6.50%	01/01/2034	1,000	1,024,170
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,590	1,692,348
Series 2017, Ref. RB	5.25%	02/15/2047	2,555	2,675,059
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	2,000	1,923,100
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,040	1,128,702
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	3,000	3,239,190
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,395	1,418,213
Lucas (County of), Ohio (ProMedica Healthcare System); Series 2018 A, Ref. Hospital RB	5.25%	11/15/2048	1,655	1,750,907
Montgomery (County of) (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB (f)	6.00%	04/01/2038	1,490	1,441,903
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(h)	5.00%	12/31/2039	750	806,858
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (f)(h)	4.25%	01/15/2038	575	567,565

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio-(continued)

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB (c)	5.75%	05/15/2020	$325	$342,011
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,675	1,746,522
				43,059,542

Oklahoma-0.87%

Comanche (County of) Hospital Authority; Series 2015, Ref. Hospital RB	5.00%	07/01/2022	1,000	1,053,070
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	2,150	2,320,860
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.- Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,825	1,684,676
Oklahoma (State of) Water Resources Board; Series 2018 C, Loan Program RB	4.00%	10/01/2048	1,245	1,254,325
				6,312,931

Oregon-0.23%

Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.00%	05/01/2040	1,570	1,636,788

Pennsylvania-2.40%

Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,070,190
Montgomery (County of) Industrial Development Authority (Exelon Generation); Series 2001, Ref. RB (d)(h)	2.70%	04/01/2020	3,000	2,989,470
Pennsylvania (State of) Turnpike Commission; Series 2018 A-2, Turnpike RB	5.00%	12/01/2048	1,180	1,289,622
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	1,160	1,300,801
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB (i)	5.13%	12/01/2039	1,500	1,271,490
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	1,250	1,352,200
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,035	1,125,707
Series 2017 B, Ref. Airport RB (h)	5.00%	07/01/2042	4,920	5,339,578
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	795	857,280
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS -BHAC)(b)	5.13%	09/01/2023	750	752,303
				17,348,641

Puerto Rico-1.40%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	2,590	2,596,061
Series 2002, Tobacco Settlement Asset-Backed RB	5.63%	05/15/2043	1,470	1,472,764
Series 2005 A, Tobacco Settlement Asset-Backed RB (g)	0.00%	05/15/2050	5,570	644,950
Puerto Rico (Commonwealth of); Series 2004 A, Public Improvement Unlimited Tax GO Bonds (INS -NATL)(b)	5.25%	07/01/2021	485	490,742
Series 2006 A, Public Improvement Unlimited Tax GO Bonds (INS-AGC) (CPI Rate + 1.00%)(b)	3.46%	07/01/2019	640	642,592
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS-NATL)(b)	5.25%	07/01/2033	725	756,037
Series 2007 VV, Ref. RB (INS-NATL)(b)	5.25%	07/01/2035	640	662,381
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. Transportation RB (INS-NATL)(b)	5.25%	07/01/2032	760	794,892
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(b)	6.00%	07/01/2024	2,000	2,070,160
				10,130,579

South Carolina-3.22%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC)(b)	5.75%	01/01/2034	7,410	8,004,875
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (c)(d)	5.25%	08/01/2023	4,450	5,039,224

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina-(continued)

South Carolina (State of) Ports Authority; Series 2015, RB (h)	5.25%	07/01/2050	$3,240	$3,516,858
Series 2015, RB (h)	5.25%	07/01/2055	1,260	1,363,849
South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,175	1,228,768
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	3,830	4,062,711
				23,216,285

South Dakota-0.57%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,500	2,680,525
Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,429,184
				4,109,709

Tennessee-0.78%

Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2036	1,715	1,893,634
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, Hospital RB	5.00%	08/15/2042	1,000	1,045,260
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (c)(d)	5.25%	11/01/2021	2,475	2,692,330
				5,631,224

Texas-15.47%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (e)	5.00%	08/15/2034	4,895	5,344,753
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,490	1,619,555
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	2,000	2,083,160
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (e)	5.00%	11/01/2036	3,305	3,534,863
Series 2011 A, Sales & Use Tax RB (e)	5.00%	11/01/2041	3,000	3,199,950
Houston (City of) Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (h)	5.00%	07/15/2020	790	815,446
Houston (City of) Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (h)	4.75%	07/01/2024	500	532,465
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM)(b)(g)	0.00%	09/01/2026	3,975	3,120,733
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM)(b)(g)	0.00%	09/01/2027	5,015	3,760,648
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM)(b)	5.00%	04/15/2025	1,295	1,297,927
Series 2008, Sr. Lien Student Fee RB (INS-AGM)(b)	5.00%	04/15/2026	900	902,007
Series 2008, Sr. Lien Student Fee RB (INS-AGM)(b)	4.50%	04/15/2027	155	155,288
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	2,700	2,777,679
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,230	1,253,358
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (c)	6.25%	02/15/2019	1,450	1,462,673
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2026	1,550	1,610,915
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, Sr. Living RB	4.75%	07/01/2052	750	742,515
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	1,985	2,094,870
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	1,000	1,085,280

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)

North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC)(b)(g)	0.00%	01/01/2028	$16,400	$12,261,952
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC)(b)(g)	0.00%	01/01/2029	2,725	1,957,585
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC)(b)(g)	0.00%	01/01/2031	3,550	2,346,017
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,405	2,606,395
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM)(b)	5.00%	10/01/2032	2,265	2,315,464
Series 2011, Special Project RB (INS-AGM)(b)	5.00%	10/01/2037	2,475	2,527,272
Tarrant County Cultural Education Facilities Finance Corp; (e)	5.00%	02/15/2047	3,415	3,712,207
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,410	1,423,931
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	515	515,618
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, Retirement Facility RB	6.38%	02/15/2048	1,785	1,901,311
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,372,520
Temple (City of); Series 2018 A, Incremental RB (f)	5.00%	08/01/2028	750	799,373
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,585	1,755,578
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	1,000	1,042,730
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,075	1,449,401
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	705	316,933
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,378,750
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	4,225	4,455,727
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-BHAC)(b)(g)	0.00%	08/15/2027	6,800	5,330,112
Series 2002, First Tier CAB RB (c)(g)	0.00%	08/15/2027	200	157,038
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,990	5,740,995
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	3,025	3,260,768
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,000	3,226,290
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,284,828
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,125	1,202,861
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (h)	5.00%	12/31/2055	1,070	1,113,249
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,250	1,442,488
University of Houston; Series 2008, Ref. RB (INS-AGM)(e)	5.00%	02/15/2033	363	363,806
				111,655,284

Utah-0.84%

Salt Lake City (City of); Series 2017 A, Airport RB (e)(h)	5.00%	07/01/2047	2,540	2,761,564
Series 2018 A, Airport RB (h)	5.00%	07/01/2048	1,275	1,392,249
Series 2018 A, Airport RB (h)	5.25%	07/01/2048	1,710	1,904,136
				6,057,949

Virgin Islands-0.35%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,500	2,518,750

Virginia-2.96%

Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS-NATL)(b)	5.25%	07/15/2022	2,460	2,587,182

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia-(continued)

Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/2033	$2,500	$2,603,550
Roanoke (City of) Industrial Development Authority (Carilion Clinic Obligated Group); Series 2005 B, Hospital RB (INS-AGM)(b)	5.00%	07/01/2038	2,365	2,445,079
Series 2005, Hospital RB (c)(d)	5.00%	07/01/2020	35	36,614
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	700	756,840
Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	3,355	3,552,576
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	3,855	4,023,232
Series 2012, Sr. Lien RB (h)	5.00%	01/01/2040	1,810	1,880,952
Virginia (State of) Small Business Financing Authority (Transform 66P3); Series 2017, Sr. Lien Private Activity RB (h)	5.00%	12/31/2056	3,310	3,445,644
				21,331,669

Washington-5.18%

Kalispel Tribe of Indians; Series 2018 A, RB (f)	5.00%	01/01/2032	1,350	1,401,827
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2032	2,500	2,710,275
State of Washington; Series 2019 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/2042	1,850	2,097,567
Washington (State of); Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC)(b)(g)	0.00%	12/01/2029	5,100	3,644,715
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	9,460	9,657,619
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	8,995	9,182,906
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2043	1,160	1,284,607
Series 2018, RB (e)	5.00%	07/01/2048	4,140	4,559,051
Series 2018, RB	5.00%	07/01/2048	830	907,024
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,900	1,964,714
				37,410,305

West Virginia-0.58%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB	5.38%	12/01/2038	4,000	4,204,520

Wisconsin-4.01%

Public Finance Authority; Series 2016, Lease Development RB (e)	5.00%	03/01/2046	5,565	5,987,217
Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB (f)	6.75%	08/01/2031	900	970,794
Series 2017, Limited Obligation PILOT RB (f)	6.75%	12/01/2042	2,100	2,347,401
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB (c)(d)	5.63%	05/01/2019	400	406,268
Series 2009 A, General Fund Annual Appropriation RB (c)(d)	5.63%	05/01/2028	3,835	3,894,327
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,248,800
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,062,620
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, Sr. RB (f)	6.38%	01/01/2048	2,440	2,478,820
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,655	1,732,454
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,729,823
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.50%	04/01/2032	1,155	1,219,172
Series 2015, Ref. RB	5.75%	04/01/2035	815	864,837
				28,942,533

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.31%

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(e)	5.00%	01/01/2047	$2,060	$2,243,216
TOTAL INVESTMENT IN SECURITIES(o) -163.79% (Cost $1,125,556,077)				1,182,429,682
FLOATING RATE NOTE OBLIGATIONS-(32.82)%
Notes with interest and fee rates ranging from 2.16% to 2.61% at 11/30/2018 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(p)				(236,965,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES-(32.28)%				(233,046,039)
OTHER ASSETS LESS LIABILITIES-1.31%				9,503,183
NET ASSETS APPLICABLE TO COMMON SHARES-100.00%				$721,921,826

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CAB	- Capital Appreciation Bonds
Conv.	- Convertible
COP	- Certificates of Participation
CPI	- Consumer Price Index
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
Jr.	- Junior
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
PILOT	- Payment-in-Lieu-of-Tax
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
Sec.	- Secured
SIFMA	- Securities Industry and Financial Markets Association
Sr.	- Senior
Sub.	- Subordinated
VRD	- Variable Rate Demand
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $47,228,089, which represented 6.54% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(k)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $15,335,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(m)	Security subject to crossover refunding.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2018. At November 30, 2018, the Trust’s investments with a value of $360,503,297 are held by TOB Trusts and serve as collateral for the $236,965,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics.

Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate

Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco Value Municipal Income Trust

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.